Assets held for sale and discontinued operations - Detailed Information About Gain On Sale Of Discontinued Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	£ 1,000.7	£ 896.4	£ 790.9
Right-of-use assets	1,528.5	1,395.1	1,504.5
Interests in associates and joint ventures	305.1	412.9	330.7
Other investments	369.8	318.3	387.3
Deferred tax assets	322.1	341.5
Corporate income tax recoverable	107.1	90.4
Cash and cash equivalents	2,491.5	3,882.9	12,899.1
Corporate income tax payable	(422.0)	(386.2)
Lease liabilities	(2,210.6)	(2,041.8)	(2,156.3)
Deferred tax liabilities	(350.8)	(312.5)
Net assets	4,160.4	4,069.0
Non-controlling interests	(479.6)	(452.6)
Exchange adjustments recycled to the income statement	£ 0.0	£ 0.0	20.6
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets (including goodwill)			162.5
Property, plant and equipment			15.1
Right-of-use assets			27.2
Interests in associates and joint ventures			4.6
Other investments			0.0
Deferred tax assets			6.1
Corporate income tax recoverable			16.9
Trade and other receivables			170.3
Cash and cash equivalents			32.2
Trade and other payables			(141.6)
Corporate income tax payable			(5.6)
Lease liabilities			(23.2)
Deferred tax liabilities			(1.3)
Provisions for post-employment benefits			(7.9)
Provisions for liabilities and charges			(0.6)
Net assets			254.7
Non-controlling interests			(6.1)
Net assets excluding non-controlling interests			248.6
Consideration received in cash and cash equivalents			240.9
Transaction costs			(4.5)
Deferred consideration			1.6
Total consideration received			238.0
Loss on sale before exchange adjustments			(10.6)
Exchange adjustments recycled to the income statement			20.6
Gain on sale of discontinued operations			10.0
Deferred consideration upon satisfaction of certain conditions			79.6
Deferred consideration upon satisfaction of certain conditions			£ 78.0
Support period for disposal group			4 years